Note 21 - Subsequent Event	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Subsequent Events [Text Block]
21.	SUBSEQUENT EVENT

On
January 30, 2020,
the World Health Organization declared a public health emergency of international concern with respect to coronavirus (COVID-
19
) which emerged in the Chinese city of Wuhan in early
January,
and has since spread throughout the world, negatively affecting financial and industrial markets in the first
few months of
2020.
The Company has
not
yet experienced significant adverse impact to its business, results of operations, or financial position as a result of COVID-
19.
Although we are taking steps to mitigate the impact of the novel coronavirus (COVID-
19
) on our business, we expect it could have a negative impact our business and results of operations in the near term. Because this situation is continuing to develop, the full extent of the impact is not
yet known and will depend on, among other things, the duration of quarantines and other travel restrictions, both within China and into and out of China, and the degree to which the virus spreads beyond currently affected geographies.